Subsequent Events (Details Narrative) - Robb Knie [Member] - USD ($)	Jan. 07, 2021	Oct. 15, 2020	Sep. 30, 2020
Note [Member]
Debt instrument face amount		$ 2,000	$ 150,000
Subsequent Event [Member]
Debt instrument face amount	$ 38,150
Subsequent Event [Member] | Note [Member]
Debt instrument face amount	$ 40,150